PGIM Real Estate Income Fund
Schedule of Investments as of January 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 99.5%
Common Stocks 80.6%
Diversified Real Estate Activities 4.6%
Hang Lung Properties Ltd. (Hong Kong)	156,378	$417,201
New World Development Co. Ltd. (Hong Kong)	98,548	456,947
Sun Hung Kai Properties Ltd. (Hong Kong)	78,956	1,074,302
		1,948,450
Diversified REITs 9.2%
Essential Properties Realty Trust, Inc.	60,131	1,251,928
Nomura Real Estate Master Fund, Inc. (Japan)	445	673,649
Stockland (Australia)	215,705	730,032
STORE Capital Corp.	39,538	1,226,469
		3,882,078
Health Care REITs 14.3%
CareTrust REIT, Inc.	66,198	1,486,807
Community Healthcare Trust, Inc.	19,964	892,790
Global Medical REIT, Inc.	148,704	1,864,748
New Senior Investment Group, Inc.	136,223	721,982
Primary Health Properties PLC (United Kingdom)	198,571	394,661
Welltower, Inc.	10,922	661,873
		6,022,861
Hotel & Resort REITs 4.7%
MGM Growth Properties LLC (Class A Stock)	63,101	1,965,596
Industrial REITs 4.9%
Americold Realty Trust	36,949	1,289,890
Mapletree Industrial Trust (Singapore)	159,377	343,367
Mapletree Logistics Trust (Singapore)	276,223	409,659
		2,042,916
Office REITs 17.2%
Franklin Street Properties Corp.	279,196	1,147,495
Highwoods Properties, Inc.	38,393	1,439,354
NSI NV (Netherlands)	15,425	635,831
Postal Realty Trust, Inc. (Class A Stock)	125,000	1,973,750
SL Green Realty Corp.	30,038	2,026,964
		7,223,394

PGIM Real Estate Income Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Real Estate Operating Companies 3.0%
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	234,591	$1,240,047
Residential REITs 3.9%
American Campus Communities, Inc.	29,602	1,218,418
UDR, Inc.	11,349	436,369
		1,654,787
Retail REITs 13.4%
Frasers Centrepoint Trust (Singapore)	332,846	645,780
Link REIT (Hong Kong)	89,000	776,263
National Retail Properties, Inc.	39,877	1,555,203
Spirit Realty Capital, Inc.	55,603	2,144,052
Supermarket Income REIT PLC (United Kingdom)	354,600	519,873
		5,641,171
Specialized REITs 5.4%
Life Storage, Inc.	9,736	794,263
VICI Properties, Inc.	58,072	1,468,060
		2,262,323

Total Common Stocks (cost $32,242,626)		33,883,623
Preferred Stocks 18.9%
Diversified REITs 5.6%
Armada Hoffler Properties, Inc., 6.750%, Maturing 06/18/24(oo)	35,000	898,450
Gladstone Commercial Corp., 6.625%, Maturing 10/31/24(oo)	32,778	842,394
PS Business Parks, Inc., 5.200%, Maturing 10/20/21(oo)	24,222	624,928
		2,365,772
Industrial REITs 3.8%
Monmouth Real Estate Investment Corp., 6.125%, Maturing 09/15/21(oo)	34,020	860,025
Rexford Industrial Realty, Inc., 5.875%, Maturing 08/16/21(oo)	29,441	743,974
		1,603,999
Office REITs 2.0%
Office Properties Income Trust, 5.875%, Maturing 05/01/46	33,192	842,745

PGIM Real Estate Income Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Residential REITs 6.0%
American Homes 4 Rent, 5.875%, Maturing 07/17/22(oo)	41,162	$1,065,684
Centerspace, 6.625%, Maturing 10/02/22(oo)	27,861	729,540
UMH Properties, Inc., 6.750%, Maturing 07/26/22(oo)	28,516	722,596
		2,517,820
Specialized REITs 1.5%
EPR Properties, 5.750%, Maturing 11/30/22(oo)	27,220	624,427

Total Preferred Stocks (cost $7,777,581)		7,954,763

Total Long-Term Investments (cost $40,020,207)		41,838,386

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $134,766)(wb)	134,766	134,766

TOTAL INVESTMENTS 99.8% (cost $40,154,973)		41,973,152
Other assets in excess of liabilities 0.2%		72,130

Net Assets 100.0%		$42,045,282

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

(oo)	Perpetual security. Maturity date represents next call date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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